Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Notes Payable - Related Parties

During the year ended December 31, 2022, the Company entered into unsecured promissory notes with related parties totaling $53,000 with accrued interest of $3,049. The promissory notes bear interest at 12% per annum and are payable on demand.

Unsecured advances – related party

During the year ended December 31, 2022, the CEO of the Company paid $938 of expenses on the Company’s behalf. During the year ended December 31, 2021, a Director paid expenses on behalf of the Company of $30,528 and the Company made payments on advances of $20,000. As of March 31, 2021, Mr. Power and Dr. Carson are no longer considered related parties, and therefore all amounts due to them have been reclassified out of related party accounts. As of December 31, 2022 and 2021, the advances from related party balance were $21,190 and $20,252, respectively.

Consulting Agreement

On December 29, 2022, the Company entered into a two-year consulting agreement with Rock Creek Mining Company commencing on December 1, 2022, to provide consulting and advisory services. Michael Lavigne, the Company’s CEO, is an officer and a Director of Rock Creek Mining Company. The consulting agreement provides for compensation of $6,000 per month, payable on demand. During the year ended December 31, 2022, the Company incurred consulting fees of $6,000 related to this agreement.

Conflicts of Interests

Athena Silver Corporation (“Athena”) is a company under common control. Mr. Gibbs is a significant investor in both Magellan and Athena. Magellan and Athena are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

Silver Saddle Resources, LLC is also a company under common control. Mr. Gibbs are significant investors and managing members of Silver Saddle. Magellan and Silver Saddle are both exploration stage companies involved in the business of acquisition and exploration of mineral resources.

The existence of common ownership and common management could result in significantly different operating results or financial position from those that could have resulted had Magellan, Athena and Silver Saddle been autonomous.

As of March 31, 2021, Mr. Power and Dr. Carson are no longer considered related parties, and therefore all amounts due to them have been reclassified out of related party accounts.

Accrued Interest - Related Parties

Accrued interest due to related parties is included in our consolidated balance sheets as follows:

	December 31, 2022	December 31, 2021
Accrued interest payable – Mr. Gibbs	$12,130	$6,597
Accrued interest payable – Mr. Lavigne	1,517	–
Accrued interest payable – Mr. Schifrin	9,380	5,629
Accrued interest payable – Mr. Malhotra	1,841	1,041
	$24,868	$13,268